Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,073,938.93

Principal:
Principal Collections	$42,165,066.43
Prepayments in Full	$24,560,940.83
Liquidation Proceeds	$349,285.00
Recoveries	$8,225.86
Sub Total	$67,083,518.12
Collections	$71,157,457.05

Purchase Amounts:
Purchase Amounts Related to Principal	$135,624.39
Purchase Amounts Related to Interest	$392.48
Sub Total	$136,016.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$71,293,473.92

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$71,293,473.92
Servicing Fee	$1,489,522.25	$1,489,522.25	$0.00	$0.00	$69,803,951.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$69,803,951.67
Interest - Class A-2 Notes	$257,688.47	$257,688.47	$0.00	$0.00	$69,546,263.20
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$69,226,069.20
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$69,083,342.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,083,342.53
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$69,020,708.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$69,020,708.86
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$68,949,104.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$68,949,104.86
Regular Principal Payment	$69,527,084.27	$68,949,104.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$71,293,473.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$68,949,104.86
Total					$68,949,104.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$68,949,104.86	$100.52	$257,688.47	$0.38	$69,206,793.33	$100.90
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$68,949,104.86	$32.74	$854,846.81	$0.41	$69,803,951.67	$33.15

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$618,452,327.55	0.9016654	$549,503,222.69	0.8011419
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,626,662,327.55	0.7725227	$1,557,713,222.69	0.7397778

Pool Information
Weighted Average APR	2.743%	2.727%
Weighted Average Remaining Term	51.49	50.71
Number of Receivables Outstanding	68,044	66,349
Pool Balance	$1,787,426,697.61	$1,719,528,684.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,667,470,767.16	$1,603,984,739.17
Pool Factor	0.7929945	0.7628715

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$115,543,945.15
Targeted Overcollateralization Amount	$162,393,441.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$161,815,461.63

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		149	$687,096.64
(Recoveries)		5	$8,225.86
Net Loss for Current Collection Period			$678,870.78
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4558%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1736%
Second Prior Collection Period			0.1370%
Prior Collection Period			0.2472%
Current Collection Period			0.4646%
Four Month Average (Current and Prior Three Collection Periods)			0.2556%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		928	$1,713,837.49
(Cumulative Recoveries)			$24,852.81
Cumulative Net Loss for All Collection Periods			$1,688,984.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0749%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,846.81
Average Net Loss for Receivables that have experienced a Realized Loss			$1,820.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.52%	311	$9,016,160.31
61-90 Days Delinquent	0.05%	37	$819,005.58
91-120 Days Delinquent	0.00%	3	$80,617.23
Over 120 Days Delinquent	0.00%	1	$4,368.80
Total Delinquent Receivables	0.58%	352	$9,920,151.92

Repossession Inventory:
Repossessed in the Current Collection Period		17	$631,951.39
Total Repossessed Inventory		28	$910,801.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0474%
Prior Collection Period			0.0720%
Current Collection Period			0.0618%
Three Month Average			0.0604%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0526%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer